Consolidated Balance Sheets (Parenthetical) - shares	Dec. 31, 2021	Dec. 31, 2020
Statement of Financial Position [Abstract]
Common stock, shares authorized	3,000,000,000	1,333,763,464
Common stock, shares issued	3,000,000,000	1,333,763,464
Treasury stock, shares	287,991,705	287,989,819